Loss Per Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Loss Per Share
10.
Loss Per Share

Basic loss per share is calculated by dividing the loss attributable to owners of the Company by the weighted average number of ordinary shares outstanding. Basic and diluted losses per share reflecting the effect of the issuance of ordinary shares by the Company are presented as follows:

	Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000
Loss attributable to owners of the Company (RMB’000)	(942,481)	(401,281)
Weighted average number of ordinary shares outstanding	46,935,542	55,064,947
Basic loss per share (RMB)	(20.1)	(7.3)

Share options and preferred shares are considered as potential dilutive shares throughout the reporting periods. However, since the Group had incurred losses for six months ended June 30, 2021 and 2022, the potential dilutive shares, if converted, were excluded in the computation of diluted earnings per share as their impact would be anti-dilutive. Thus, diluted loss per share is equivalent to the basic loss per share.